EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 15 – EQUITY

Shares Authorized

The Company is authorized to issue 10,000,000 shares of preferred stock and 490,000,000 shares of common shares with a par value of $0.0001 per share.

There are no shares of its preferred stock issued and outstanding as of March 31, 2018 and December 31, 2017.

There are 70,278,622 shares of its common stock issued as of March 31, 2018 and December 31, 2017.

There are 69,758,622 and 70,278,622 shares of its common stock outstanding as of March 31, 2018 and December 31, 2017, respectively.

Common Shares Issued for Share Subscription Agreement

On March 3, 2017, the Company entered into and closed a Subscription Agreement with an accredited investor (the “March 2017 Accredited Investor”) pursuant to which the March 2017 Accredited Investor purchased 3,000,000 shares of the Company’s common stock (“March 2017 Shares”) for a purchase price of $3,000,000 (the “Purchase Price”).

The offer, sale and issuance of the above securities was made to an accredited investor and the Company relied upon the exemptions contained in Section 4(2) of the Securities Act and/or Rule 506 of Regulation D promulgated there under with regard to the sale. No advertising or general solicitation was employed in offering the securities. The offer and sale was made to an accredited investor and transfer of the common stock issued was restricted by the Company in accordance with the requirements of the Securities Act of 1933, as amended.

The Company, Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”), Beijing DOING Biomedical Technology Co., Ltd. (“DOING”), who is an unaffiliated third party, and the March 2017 Accredited Investor entered into a Share Subscription Agreement whereby the parties acknowledged, among other things, that DOING agreed to transfer the Purchase Price to Avalon Shanghai on behalf of the March 2017 Accredited Investor and the March 2017 Accredited Investor agreed to transfer the March 2017 Shares to DOING upon DOING completing the registration of the acquisition of the March 2017 Shares with the Beijing Commerce Commission (“BCC”) and obtaining an Enterprise Overseas Investment Certificate (the “Investment Certificate”) from BCC. If DOING fails to complete the registration and acquire the Investment Certificate within one year of the closing then Avalon Shanghai shall transfer $3,000,000 with an annual interest of 20% to DOING upon the request of DOING (the “BCC Repayment Obligation”). As of March 31, 2018, the Company is obligated to DOING in the principal amount of $3,000,000. The BCC Repayment Obligation is a debt obligation arising other than in the ordinary course of business, which constitutes a direct financial obligation of the Company. Further, Wenzhao Lu, a director and shareholder of the Company, and DOING entered into a Warranty Agreement. Pursuant to the Warranty Agreement, Mr. Lu agreed to (i) cause the Company to be liable to DOING in the event the March 2017 Accredited Investor defaults in its obligations to DOING, (ii) cause the March 2017 Accredited Investor to transfer the March 2017 Shares to DOING upon DOING’s receipt of the Investment Certificate from BCC, (iii) within three years from the date of the Warranty Agreement, DOING may require Mr. Lu to acquire the March 2017 Shares at $1.20 per share upon three-month notice, and (iv) in the event Mr. Lu does not acquire the March 2017 Shares within the three-month period, interest of 15% per annum will be added to the purchase price.

The Company received cash payment of $3,000,000 as an earnest money from DOING in connection with the 3,000,000 common stock issued to the March 2017 Accredited Investor who is an entrusted party that holds the shares on behalf of DOING and recorded the $3,000,000 as refundable deposit as of March 31, 2018 and December 31, 2017 on the accompanying consolidated balance sheets.

On April 23, 2018, the Company, Avalon Shanghai, DOING and March 2017 Accredited Investor entered into a Supplementary Agreement Related to Share Subscription pursuant to which Avalon Shanghai agreed to pay RMB 8,256,000 (approximately $1.3 million based on the exchange rate on April 23, 2018) to DOING representing one-third of the DOING Investment plus 20% interest for the one-third DOING Investment resulting in a reduction in the March 2017 Shares by one-third to 2,000,000 shares. Further, the parties agreed that the BCC Repayment Obligation shall be extended to July 31, 2018 at which time DOING may require that the Company pay $2,000,000 plus 20% interest to DOING resulting in the cancellation of the remaining March 2017 Shares. However, DOING may, in its discretion, require that the remaining March 2017 Shares be transferred to a new nominal holder who shall pay the required subscription price, which funds will, in turn, be used to satisfy the BCC Repayment Obligation. As of March 31, 2018, the accrued and unpaid interest for the $1 million BCC Repayment Obligation was $200,000, which was paid in full in May 2018 (See Note 22 - DOING Biomedical Technology Co., Ltd. Investment).

As of the report date, the Company is subject to the contingency of paying interest liability for the remaining $2,000,000 BCC Repayment Obligation upon the request of DOING. The Company records accrual for such contingency based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history and the specifics of this matter. The Company did not accrue any interest for the remaining $2,000,000 BCC Repayment Obligation since management has evaluated the claim and concluded the likelihood of the claim is remote.

Treasury Stock

The Company records treasury stock using the cost method. On March 27, 2018, the Company repurchased 520,000 shares of its common stock from a third party through a privately negotiated transaction at an aggregate price of $522,500, of which $2,500 was paid to an escrow agent as share repurchase cost.

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at March 31, 2018:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2018	Range of Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2018	Weighted Average Exercise Price
$0.50	2,000,000	8.87	$0.50	777,778	$0.50
1.49	60,000	4.08	1.49	60,000	1.49
1.00	230,000	3.02	1.00	110,000	1.00
2.50	120,000	4.76	2.50	30,000	2.50
$0.50–2.50	2,410,000	7.98	$0.67	977,778	$0.68

Stock options granted to employee and director

Employee and director stock option activities for the three months ended March 31, 2018 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	2,110,000	$0.54
Granted	120,000	2.50
Exercised	—	—
Outstanding at March 31, 2018	2,230,000	0.65
Options exercisable at March 31, 2018	887,778	$0.65
Options expected to vest	1,342,222	$0.65

The fair values of these options granted to employee and director during the three months ended March 31, 2018 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Dividend rate	0
Terms (in years)	5.0
Volatility	185.28%
Risk-free interest rate	2.25%

The aggregate fair value of the options granted to employee and director during the three months ended March 31, 2018 was $289,150, of which, $72,287 has been reflected as compensation and related benefits on the accompanying unaudited condensed consolidated statements of operations because the options were fully earned and non-cancellable.

As of March 31, 2018, the aggregate value of nonvested employee and director options was $1,849,616, which will be amortized as stock-based compensation expense as the options are vesting, over the remaining 1.83 years.

The aggregate intrinsic values of the employee and director stock options outstanding and the employee and director stock options exercisable at March 31, 2018 was $3,945,700 and $1,568,956, respectively.

A summary of the status of the Company’s nonvested employee and director stock options granted as of March 31, 2018 and changes during the three months ended March 31, 2018 is presented below:

Options (continued)

	Number of Options	Weighted Average Exercise Price	Grant Date Fair Value
Nonvested at December 31, 2017	1,428,889	$0.51	$1,876,079
Granted	120,000	2.50	289,150
Vested	(206,667)	(0.81)	(315,613)
Forfeited	—	—	—
Nonvested at March 31, 2018	1,342,222	$0.65	$1,849,616

Stock options granted to non-employee

Non-employee stock option activities for the three months ended March 31, 2018 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	180,000	$1.00
Granted	—	—
Vested	(90,000)	(1.00)
Exercised	—	—
Outstanding at March 31, 2018	90,000	1.00
Options exercisable at March 31, 2018	90,000	$1.00
Options expected to vest	90,000	$1.00

Stock-based compensation expense associated with stock options granted to non-employee is recognized as the stock options vest. The stock-based compensation expense related to non-employee will fluctuate as the fair value of the Company’s common stock fluctuates.

The fair values of these non-employee options vested in the three months ended March 31, 2018 and nonvested non-employee options as of March 31, 2018 were estimated using the Black-Scholes option-pricing model with the following assumptions:

Dividend rate	0
Terms (in years)	3.0
Volatility	183.23% - 188.29%
Risk-free interest rate	2.29% - 2.37%

As of March 31, 2018, the aggregate value of nonvested non-employee options was $67,398, which will be amortized as stock-based compensation expense over the remaining 0.08 years. The aggregate intrinsic values of the non-employee stock options outstanding and the non-employee stock options exercisable at March 31, 2018 was $253,800 and $126,900, respectively.

A summary of the status of the Company’s nonvested non-employee stock options granted as of March 31, 2018 and changes during the three months ended March 31, 2018 is presented below:

	Number of Options	Weighted Average Exercise Price	Fair Value at March 31, 2018
Nonvested at December 31, 2017	180,000	$1.00
Granted	—	—
Vested	(90,000)	(1.00)
Forfeited	—	—
Nonvested at March 31, 2018	90,000	$1.00	$202,193

NOTE 16 – EQUITY

Shares Authorized

The Company is authorized to issue 10,000,000 shares of preferred stock and 490,000,000 shares of common shares with a par value of $0.0001 per share.

There are no shares of its preferred stock issued and outstanding as of December 31, 2017 and 2016.

There are 70,278,622 and 61,628,622 shares of its common stock issued and outstanding as of December 31, 2017 and 2016, respectively.

Common Shares Issued for Services

On October 19, 2016, pursuant to a legal service agreement, the Company issued 1,056,122 shares of its common stock to a third party for legal services rendered. These shares were valued at the fair value of services rendered at $21,500. For the year ended December 31, 2016, in connection with the issuance of these shares, the Company recorded stock-based professional fees of $21,500.

On October 19, 2016, pursuant to a consulting service agreement, the Company issued 1,552,500 shares of its common stock to a third party for consulting services rendered in the areas of capital markets advisory. These shares were valued at the fair value of services rendered at $31,050. In connection with the issuance of these shares, the Company recorded stock-based professional fees of $31,050 for the year ended December 31, 2016.

Common Shares Sold for Cash

On December 19, 2016, the Company sold 7,270,000 shares of common stock at a purchase price of $0.50 per share to several investors pursuant to subscription agreements. The Company did not engage a placement agent with respect to the sale. The Company received proceeds of $3,635,000.

Common Shares Sold for Cash (continued)

During the fourth quarter of 2017, the Company sold 5,150,000 shares of common stock at a purchase price of $1.00 per share to several investors pursuant to subscription agreements. The Company received net proceeds of $5,099,375, net of placement agent service fee of $50,625.

The offer, sale and issuance of the above securities was made to accredited investors and the Company relied upon the exemptions contained in Section 4(2) of the Securities Act and/or Rule 506 of Regulation D promulgated there under with regard to the sale. No advertising or general solicitation was employed in offering the securities. The offer and sales were made to accredited investors and transfer of the common stock issued was restricted by the Company in accordance with the requirements of the Securities Act of 1933, as amended.  The accredited investors acknowledged that they were not aware of nor did it review any registration statement or prospectus filed by the Company with the SEC.

AHS’s Founders’ Contribution

During the year ended December 31, 2016, AHS’s founders contributed $141,000 to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.

Distribution of Avalon GloboCare Corp’s Shares to AHS’s Founders

During the year ended December 31, 2016, AHS made a distribution of Avalon GloboCare Corp.’s shares to AHS’s three founders/owners which was treated as a return of capital in the equity accounts and was recorded as a reduction in additional paid-in capital.

Common Shares Issued for Share Subscription Agreement

On March 3, 2017, the Company entered into and closed a Subscription Agreement with an accredited investor (the “March 2017 Accredited Investor”) pursuant to which the March 2017 Accredited Investor purchased 3,000,000 shares of the Company’s common stock (“March 2017 Shares”) for a purchase price of $3,000,000 (the “Purchase Price”).

The offer, sale and issuance of the above securities was made to an accredited investor and the Company relied upon the exemptions contained in Section 4(2) of the Securities Act and/or Rule 506 of Regulation D promulgated there under with regard to the sale. No advertising or general solicitation was employed in offering the securities. The offer and sale was made to an accredited investor and transfer of the common stock issued was restricted by the Company in accordance with the requirements of the Securities Act of 1933, as amended.

The Company, Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”), Beijing DOING Biomedical Technology Co., Ltd. (“DOING”), who is an unaffiliated third party, and the March 2017 Accredited Investor entered into a Share Subscription Agreement whereby the parties acknowledged, among other things, that DOING agreed to transfer the Purchase Price to Avalon Shanghai on behalf of the March 2017 Accredited Investor and the March 2017 Accredited Investor agreed to transfer the March 2017 Shares to DOING upon DOING completing the registration of the acquisition of the March 2017 Shares with the Beijing Commerce Commission (“BCC”) and obtaining an Enterprise Overseas Investment Certificate (the “Investment Certificate”) from BCC. If DOING fails to complete the registration and acquire the Investment Certificate within one year of the closing then Avalon Shanghai shall transfer $3,000,000 with an annual interest of 20% to DOING upon the request of DOING (the “BCC Repayment Obligation”). As of the date hereof, the Company is obligated to DOING in the principal amount of $3,000,000. The BCC Repayment Obligation is a debt obligation arising other than in the ordinary course of business, which constitutes a direct financial obligation of the Company. Further, Wenzhao Lu, a director and shareholder of the Company, and DOING entered into a Warranty Agreement. Pursuant to the Warranty Agreement, Mr. Lu agreed to (i) cause the Company to be liable to DOING in the event the March 2017 Accredited Investor defaults in its obligations to DOING, (ii) cause the March 2017 Accredited Investor to transfer the March 2017 Shares to DOING upon DOING’s receipt of the Investment Certificate from BCC, (iii) within three years from the date of the Warranty Agreement, DOING may require Mr. Lu to acquire the March 2017 Shares at $1.20 per share upon three-month notice, and (iv) in the event Mr. Lu does not acquire the March 2017 Shares within the three-month period, interest of 15% per annum will be added to the purchase price.

Common Shares Issued for Share Subscription Agreement (continued)

The Company received cash payment of $3,000,000 as an earnest money from DOING in connection with the 3,000,000 common stock issued to the March 2017 Accredited Investor who is an entrusted party that holds the shares on behalf of DOING and recorded the $3,000,000 as refundable deposit on the accompanying consolidated balance sheets. Upon DOING completing the registration of the acquisition of the March 2017 Shares with the BCC and obtaining an Enterprise Overseas Investment Certificate from BCC, the Company will cancel the stock certificate issued under the March 2017 Accredited Investor’s name as an entrusted holder of the shares and the Company will issue a new stock certificate under DOING’s name. The $3,000,000 refundable deposit, which paid by DOING as an earnest money will be applied as the proceeds for issuance of the 3,000,000 shares of the Company’s common stock under DOING’s name at the closing date.

The Company is subject to the contingency of paying interest liability upon the request of DOING if DOING fails to complete the registration and obtain the Enterprise Overseas Investment Certificate within one year. The Company records accrual for such contingency based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history and the specifics of this matter. The Company did not accrue any interest for the BCC Repayment Obligation since management has evaluated the claim and concluded the likelihood of the claim is remote.

Common Shares Issued for Intangible Assets Purchased

On October 25, 2017, GenExosome entered into and closed an Asset Purchase Agreement with Yu Zhou, MD, PhD, pursuant to which the Company acquired four patents and other technologies from Dr. Zhou in consideration of $876,087 in cash and 500,000 shares of common stock of the Company and 400 shares of common stock of GenExosome (See Note 1).

The fair value of 500,000 shares of the Company’s common stock given to acquire those intangible assets was $500,000 which was valued based on the most recent sale price of the Company’s common share.

A portion of consideration given for the intangible assets acquisition is in the form of GenExosome’s equity interest. The fair value of 400 shares of GenExosome’s common stock given to acquire those intangible assets was $1,217,391 which was valued based on the most recent sale price of 600 shares of GenExosome’s common stock, which was sold to the Company on October 25, 2017 pursuant to the Securities Purchase Agreement entered into by GenExosome and the Company. The fair value of 400 shares of GenExosome’s common stock was recorded as additional paid-in capital. To determine the fair value of GenExosome’s equity consideration given to acquire those intangible assets, the Company used the fair value of equity interest issued since it was determined to be a better indicator than the fair value of the intangible assets acquired. Therefore, the measurement of fair value of GenExosome’s equity interest is based on the fair value of the 400 shares of GenExosome’s common stock given for the intangible assets acquisition since it is determined to be more clearly evident and, thus, more reliably measurable.

Options

The Company did not have any options activity during the year ended December 31, 2016.

Employee stock option activities for the year ended December 31, 2017 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	—	$—
Granted	2,110,000	0.54
Exercised	—	—
Outstanding at December 31, 2017	2,110,000	0.54
Options exercisable at December 31, 2017	681,111	$0.59
Options expected to vest	1,428,889	$0.51

Options (continued)

Non-employee stock option activities for the year ended December 31, 2017 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	—	$—
Granted	180,000	1.00
Exercised	—	—
Outstanding at December 31, 2017	180,000	1.00
Options exercisable at December 31, 2017	—	$—
Options expected to vest	180,000	$1.00

During the year ended December 31, 2017, the Company granted 2,000,000 options to its Chief Financial Officer (“CFO”) at a fixed exercise price of $0.50 per share and granted 60,000 and 50,000 options to its three directors at a fixed exercise price of $1.49 and $1.00, respectively, per share. The 2,000,000 options granted to the Company’s CFO are exercisable for ten years and the 110,000 options granted to the Company’s three directors are exercisable for five years. In addition, the Company granted 180,000 options to a consulting services provider at a fixed exercise price of $1.00 per share for a term of three years in the fourth quarter of 2017. The fair value of these options granted during the year ended December 31, 2017 was determined using the Black-Scholes option-pricing model and using the following assumptions:

Dividend rate	0
Terms (in years)	3.0-10.0
Volatility	298.49% to 597.16%
Risk-free interest rate	1.74% to 2.40%

The aggregate fair value of the options granted to employee and directors during the year ended December 31, 2017 was $2,719,960, of which, $843,881 has been reflected as compensation and related benefits on the accompanying consolidated statements of operations because the options were fully earned and non-cancellable. As of December 31, 2017, the aggregate value of nonvested employee options was $1,876,079, which will be amortized as stock-based compensation expense as the options are vesting, over the remaining 2.1 years.

The aggregate fair value of the options granted to non-employee during the year ended December 31, 2017 was $447,348, of which, $149,116 has been reflected as professional fees on the accompanying consolidated statements of operations. As of December 31, 2017, the aggregate value of nonvested non-employee options was $298,232, which will be amortized as stock-based compensation expense over the remaining 0.33 years.

The aggregate intrinsic values of the stock options outstanding and the stock options exercisable at December 31, 2017 was $4,405,600 and $1,297,822, respectively.

A summary of the status of the Company’s nonvested employee stock options granted as of December 31, 2017 and changes during the year ended December 31, 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Grant Date Fair Value
Nonvested at December 31, 2016	—	$—	$—
Granted	2,110,000	0.54	2,719,960
Vested	681,111	0.59	843,881
Forfeited	—	—	—
Nonvested at December 31, 2017	1,428,889	$0.51	$1,876,079

Options (continued)

A summary of the status of the Company’s nonvested non-employee stock options granted as of December 31, 2017 and changes during the year ended December 31, 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Fair Value at December 31, 2017
Nonvested at December 31, 2016	—	$—	$—
Granted	180,000	1.00	447,348
Vested	—	—	—
Forfeited	—	—	—
Nonvested at December 31, 2017	180,000	$1.00	$447,348

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2017:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2017	Range of Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2017	Weighted Average Exercise Price
$0.50	2,000,000	9.11	$0.50	611,111	$0.50
1.49	60,000	4.32	1.49	60,000	1.49
1.00	230,000	3.27	1.00	10,000	1.00
$0.50–1.49	2,290,000	8.40	$0.58	681,111	$0.59